Law Offices

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, NW

Washington, DC 20036

(202) 822-9611

Aaron Gilbride

(202) 419-8423

agilbride@Stradley.com

1933 Act Rule 497(e)

1933 Act File No. 333-155709

1940 Act File No. 811-22255

August 15, 2013

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EGA Emerging Global Shares Trust (“Registrant”) File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated July 29, 2013, for the EGShares India Infrastructure ETF, EGShares China Infrastructure ETF, EGShares Brazil Infrastructure ETF, EGShares India Small Cap ETF, EGShares China Mid Cap ETF, EGShares Brazil Mid Cap ETF, EGShares India Consumer Goods ETF, EGShares Low Volatility China Dividend ETF, EGShares Low Volatility Brazil Dividend ETF, EGShares Turkey Small Cap ETF, EGShares South Africa Small Cap ETF, EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Emerging Markets Balanced Income ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF, EGShares Emerging Markets Consumer Small Cap ETF, EGShares Emerging Markets Real Estate ETF, EGShares Beyond BRICs Emerging Asia Infrastructure ETF, EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on August 2, 2013 (Accession Number: 0000891092-13-006749). Questions related to this filing may be directed to the undersigned at (202) 419-8423.

Very truly yours,

/s/ Aaron Gilbride

Aaron Gilbride

cc:	Robert C. Holderith Michael D. Mabry